Mineral property, plant and equipment (Tables)	9 Months Ended
May 31, 2023
Mineral Property Plant And Equipment
Schedule of continuity of expenditures on mineral properties

	Construction in progress	Mineral properties	Processing plant and related infrastructure	Machinery and equipment	Other	Total
Cost
As at August 31, 2022	$45,239	$-	$7,076	$1,396	$143	$53,854
Additions	-	4,132	8,509	115	213	12,969
Transfers(1)	(45,239)	38,485	6,754	5	(5)	-
As at May 31, 2023	$-	$42,617	$22,339	$1,516	$351	$66,823
Accumulated depreciation
As at August 31, 2022	$-	$-	$1,566	$619	$35	$2,220
Depreciation	-	752	156	130	108	1,146
Transfers(1)	-	(362)	362	-	-	-
As at May 31, 2023	$-	$390	$2,084	$749	$143	$3,366
Net book value
As at August 31, 2022	$45,239	$-	$5,510	$777	$108	$51,634
As at May 31, 2023	$-	$42,227	$20,255	$767	$208	$63,457

(1)	On November 1, 2022, Buckreef achieved commercial production at which point development expenditures were subject to depreciation.